Dreyfus Institutional Preferred Money Market Funds
-Dreyfus Institutional Preferred Government Plus Money Market Fund (the "Fund")

Incorporated herein by reference is the Fund's revised prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 1, 2016 (SEC Accession No. 0001038520-16-000117).